Shareholder Report, Line Graph (Details) 190954_AAM Transformers ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Jul. 11, 2022	Oct. 31, 2025
AAM Transformers ETF
Account Value [Line Items]
Line Graph and Table Measure Name					AAM Transformers ETF NAV
Accumulated Value	$ 14,626	$ 10,537	$ 9,380	$ 10,000	$ 21,197
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	15,344	11,117	10,093	10,000	$ 18,635
Pence Transformers Index Net Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Pence Transformers Index Net Total Return
Accumulated Value	$ 14,795	$ 10,605	$ 9,396	$ 10,000	$ 21,536